Deferred Government Grants - Additional Information (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) Grant	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Deferred Government Grants [Line Items]
Proceeds from government grants received		$ 6,984	$ 2,660	$ 14,162
Current deferred government grants		15,120	12,559
Non-current deferred government grants		4,477	4,870
Interest subsidy, Rental Fees Subsidy and Other Government Grants
Deferred Government Grants [Line Items]
Additional income from government grants		$ 7,638	1,690	3,137
Government Grants for Property, Plant and Equipment
Deferred Government Grants [Line Items]
Number of deferred government grants | Grant		3
Number of deferred government grants conditions fulfilled | Grant		2
Number of deferred government grants conditions expected to be fulfilled after 2023 | Grant		1
Current deferred government grants		$ 261
Non-current deferred government grants		1,978
Government grant recorded as reduction To depreciation		$ 457	569	412
Revenue from grants			79	$ 80
Government Grants For Research And Development
Deferred Government Grants [Line Items]
Number of deferred government grants | Grant		12
Number of deferred government grants conditions expected to be fulfilled in remainder of fiscal year | Grant		3
Current deferred government grants	[1]	$ 14,859	12,071
Non-current deferred government grants	[1]	$ 2,499	$ 2,353
Number of deferred government grants expects to fulfill | Grant		8

[1]	The Company has twelve deferred government grants related to various research and development projects. The Company expects to fulfill eight grants’ conditions in 2023 and recorded $14,859 as the current portion of deferred government grants, while the remaining three grants’ conditions are expected to be fulfilled after 2023 and $2,499 is recorded in the non-current portion of deferred government grants.